Personnel Expenses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Personnel Expenses
Remuneration		$ 235,765	$ 228,801	$ 216,459
Bonuses and incentives		42,465	48,927	44,245
Variable Compensation		36,471	42,714	36,855
Lunch and health benefits		26,836	28,474	25,339
Gratifications		25,402	25,486	24,512
Staff severance indemnities		21,241	24,141	13,386
Training expenses		3,555	2,020	2,546
Other personnel expenses		17,596	17,355	18,046
Total	$ 665,114	$ 409,331	$ 417,918	$ 381,388